UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	3/31/2012

Date of reporting period:	3/31/2012

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL GLOBAL REAL ESTATE FUND

ANNUAL REPORT • MARCH 31, 2012

Fund Type

Sector Stock

Objective

Capital appreciation and income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Prudential Investments, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

May 15, 2012

Dear Shareholder:

After an extraordinary career at Prudential, Judy Rice retired at the end of 2011 as President of Prudential Investments and President and Trustee of the Prudential Global Real Estate Fund (the Fund). While she will remain as Chairman of Prudential Investments until the end of 2012, I was named to succeed her as President of Prudential Investments and President and Trustee of the Fund effective January 1, 2012. I previously served as Executive Vice President of Retail Mutual Fund Distribution for Prudential Investments for the past six years.

Since this is my first letter to shareholders, I would like to recognize Judy for the significant contributions she made in building the Prudential Investments fund family and her unflagging commitment to helping investors like you meet the challenges of a rapidly changing investment environment. My goal is to build on Judy’s accomplishments, with a particular focus on delivering the solutions you need to address your financial goals.

I hope you find the annual report for the Fund informative. We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio, including stock and bond mutual funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial professional can help you create a diversified investment plan that reflects your personal investor profile and risk tolerance. Keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets. We encourage you to call your financial professional before making any investment decision.

Prudential Investments provides a wide range of mutual funds to choose from that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of Prudential Financial’s affiliated asset managers. Thank you for choosing the Prudential Investments family of mutual funds.

Sincerely,

Stuart S. Parker, President

Prudential Global Real Estate Fund

Prudential Global Real Estate Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.27%; Class B, 1.97%; Class C, 1.97%; Class R, 1.72%; Class Z, 0.97%. Net operating expenses: Class A, 1.27%; Class B, 1.97%; Class C, 1.97%; Class R, 1.47%; Class Z, 0.97%, after contractual reduction through 7/31/2013 for Class R.

Cumulative Total Returns (Without Sales Charges) as of 3/31/12
	One Year	Five Years	Ten Years	Since Inception
Class A	3.75%	–15.20%	192.87%	—
Class B	2.97	–18.18	172.01	—
Class C	3.03	–18.18	172.02	—
Class R	3.50	N/A	N/A	3.33% (6/16/08)
Class Z	4.05	–13.99	200.71	—
S&P Developed BMI Property Net Index	2.54	–22.12	140.54	—
S&P 500 Index	8.51	10.48	49.69	—
Lipper Global Real Estate Funds Average	2.09	–20.10	137.92	—

Average Annual Total Returns (With Sales Charges) as of 3/31/12
	One Year	Five Years	Ten Years	Since Inception
Class A	–1.96%	–4.33%	10.72%	—
Class B	–2.03	–4.08	10.52	—
Class C	2.03	–3.93	10.52	—
Class R	3.50	N/A	N/A	0.87% (6/16/08)
Class Z	4.05	–2.97	11.64	—
S&P Developed BMI Property Net Index	2.54	–4.88	9.17	—
S&P 500 Index	8.51	2.01	4.12	—
Lipper Global Real Estate Funds Average	2.09	–4.47	8.93	—

2	Visit our website at www.prudentialfunds.com

Average Annual Total Returns (Without Sales Charges) as of 3/31/12
	One Year	Five Years	Ten Years	Since Inception
Class A	3.75%	–3.24%	11.34%	—
Class B	2.97	–3.93	10.52	—
Class C	3.03	–3.93	10.52	—
Class R	3.50	N/A	N/A	0.87% (6/16/08)
Class Z	4.05	–2.97	11.64	—

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Global Real Estate Fund (Class A shares) with a similar investment in the S&P Developed BMI Property Net Index and S&P 500 Index by portraying the initial account values at the beginning of the 10-year period for Class A shares (March 31, 2002) and the account values at the end of the current fiscal year (March 31, 2012) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables provided earlier, performance for Class B, C, R, and Z shares will vary due to the differing charges and expenses applicable to each share class (as explained in the following paragraphs). Without waiver of fees and/or expense reimbursement, if any, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an

Prudential Global Real Estate Fund	3

Your Fund’s Performance (continued)

individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of 0.30%, 1.00%, 1.00%, and 0.75%, respectively. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are not subject to a front-end sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A shares CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are not subject to a front-end sales charge but are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge, but are subject to a CDSC of 1% for Class C shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class R shares are not subject to a sales charge but are subject to a 12b-1 fee of 0.75% annually. Class Z shares are not subject to a sales charge or a 12b-1 fee. The returns in the tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

S&P Developed BMI Property Net Index

The S&P Developed BMl Property Net Index is an unmanaged broad market index of more than 400 companies from 21 countries. S&P Developed BMI Property Net Index Closest Month-End to Inception cumulative total return is –7.11% for Class R. S&P Developed BMI Property Net Index Closest Month-End to Inception average annual total return is –1.91% for Class R.

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total return is 9.57% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return is 2.41% for Class R.

Lipper Global Real Estate Funds Average

The Lipper Global Real Estate Funds Average (Lipper Average) is based on the average return for all funds in the Lipper Global Real Estate Funds category for the periods noted. Funds in the Lipper Average invest at least 25% but less than 75% of their equity portfolio in shares of companies engaged in the real estate industry that are strictly outside of the U.S. or whose securities are principally traded outside of the U.S. Lipper Average Closest Month-End to Inception cumulative total return is –5.65% for Class R. Lipper Average Closest Month-End to Inception average annual total return is –1.55% for Class R.

4	Visit our website at www.prudentialfunds.com

Investors cannot invest directly in an index. The securities in the Indexes may be very different from those in the Fund. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 3/31/12
Simon Property Group, Inc., Retail REITs	5.5%
Ventas, Inc., REIT, Specialized REITs	2.6
Westfield Group, Retail REITs	2.5
Host Hotels & Resorts, Inc., Specialized REITs	2.4
Mitsubishi Estate Co. Ltd., Diversified Real Estate Activities	2.4

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 3/31/12
Retail REITs	21.8%
Diversified Real Estate Activities	14.7
Specialized REITs	13.9
Residential REITs	10.9
Diversified REITs	10.1

Industry weightings reflect only long-term investments and are subject to change.

Prudential Global Real Estate Fund	5

Strategy and Performance Overview

How did the fund perform?

For the 12-month reporting period that ended March 31, 2012, the Prudential Global Real Estate Fund (the Fund) Class A shares gained 3.75%, outperforming the 2.54% return of the S&P Developed BMI Property Net Index (the Index) and the 2.09% return of the Lipper Global Real Estate Funds Average.

What were the conditions like in the global real estate stock market?

In the last 12 months, major property regions throughout the world produced mixed returns.

•

The United States property market advanced based on resilient economic data, jobs growth, reduced vacancies, and rent increases in certain areas. The European property market declined on sovereign debt concerns. The Asian markets were flat with concerns about decelerating growth in China.

•

Real estate investment trusts (REITs) in the U.S. continued to strengthen their balance sheets, raise large sums of capital at attractive prices, and began deploying capital by acquiring properties to add to underlying value and cash flow growth. Generally, property types with clear revenue growth—i.e., apartments, self-storage—performed better than property types with less clarity on revenue growth, such as offices and hotels.

•

Fundamentals for the self-storage sector in the U.S. were clearly improving at an attractive rate. Self-storage companies had the best opportunity to increase occupancy and rates in the past year, yet still traded at attractive valuations. Moreover, as the employment picture continued to dominate attention in the U.S., certain West Coast markets, such as San Francisco and other parts of California, continued to recover and experienced sharp rental increases.

•

In Europe, economic growth deteriorated in the latter half of 2011, as governments struggled to resolve the sovereign debt crisis. Policymakers took initial measures, such as writing down Greek debt, recapitalizing some European banks, and increasing funds available to the European Financing Stability Facility (EFSC). Fears continued to loom in the fourth quarter of 2011 regarding implementation and scale of these reforms.

•

Systemic fears on the continent began to re-emerge after a European rally occurred as a result of central bank policy measures, a strengthening euro, and a slightly less risk-sensitive climate. Nevertheless, consumer sentiment declined in March, and unemployment was at historically high levels in the euro zone.

•

Asian markets ended 2011 on a disappointing note, with key markets Japan, Hong Kong, and Singapore recording double-digit declines. For Japan, the devastating March earthquake/tsunami was the defining event of the year in an

6	Visit our website at www.prudentialfunds.com

economy that had already been contracting. Hong Kong property stocks peaked in early 2011, then declined sharply until December, before rising again in the first quarter of 2012.

Which holdings or related groups of holdings made the largest positive and negative contribution to the Fund’s return?

•

The Fund benefited from its overweight in the self-storage sector in the U.S., as the companies delivered significant net operating income growth. Additionally, as the employment picture continued to be a main focus, the Fund’s overweight in West Coast office companies helped performance. The West Coast, particularly parts of northern California, appeared to recover early due to jobs growth in the technology sector.

•

Markets such as San Francisco witnessed sharp increases in rents throughout 2011, and into 2012, as supply and demand imbalances persisted. As a result, the Fund’s exposure to California-based Kilroy Realty Corporation proved beneficial. The Fund’s strategic allocation and slight increase in Europe also assisted its performance.

•

Latin America, specifically Brazil, was a major detractor from performance for the period, as investors focused on reducing risk by decreasing allocations in emerging markets and areas of increased potential volatility. Additionally, the decline in the Brazilian real contributed to underperformance in securities held in this region. An underweight position in the defensive healthcare sector also detracted from performance as healthcare outperformed.

What is the outlook for the global securities markets?

While large economic questions continue to loom, property market fundamentals have remained resilient.

•

Prudential Real Estate Investments, also known as PREI, expects the next 12 months to show further gradual improvement in occupancies and, in many cases, rent growth. There will be certain markets and property types across the world where supply and demand imbalances will result in rent spikes. However, gradual global economic growth, low interest rates, and historically low supply additions should provide a good backdrop for gradual growth.

•

It is expected that transaction volume should increase in the next 12 months as capital markets in the U.S. and Asia remain open and REITs have the opportunity to provide additional cash flow growth through property acquisitions. Property development will most likely remain muted with the exception of U.S. apartments and select arrangements in the office and industrial markets.

Prudential Global Real Estate Fund	7

Strategy and Performance Overview (continued)

•

PREI sees large discounts to underlying values in European property companies and many Asian property companies. In many cases these discounts seem to be justified by lack of certainty on cash flow growth. However, PREI is finding select property companies with strong inherent value. In the U.S., property companies trade in line or at a slight premium to their intrinsic value as investors feel more conviction about cash flow growth.

8	Visit our website at www.prudentialfunds.com

Comments on Largest Holdings

5.5%	Simon Property Group, Inc., Retail REITs

Simon Property Group, Inc., is a self-administered and self-managed real estate investment trust. The company owns, develops, and manages retail real estate properties including regional malls, outlet centers, community/lifestyle centers, and international properties.

2.6%	Ventas, Inc., Specialized REITs

Ventas, Inc., owns seniors housing communities, skilled nursing facilities, hospitals, and medical office buildings in the U.S. and Canada.

2.5%	Westfield Group, Retail REITs

Westfield Group is a property trust that invests in leases and manages retail shopping centers in Australia, New Zealand, the U.S., and the United Kingdom. Westfield’s operations also include funds, asset management, property development, and construction.

2.4%	Host Hotels & Resorts, Inc., Specialized REITs

Host Hotels & Resorts, Inc., owns or holds controlling interests in upscale and luxury full-service hotel lodging properties in areas that include Washington, D.C., Toronto and Calgary, Canada; Mexico City, Mexico; and Santiago, Chile, as well as Italy, Spain, Poland, Belgium, the Netherlands, and the United Kingdom.

2.4%	Mitsubishi Estate Co. Ltd., Diversified Real Estate Activities

Mitsubishi Estate Co. Ltd. invests in real estate properties in Japan. The company leases, manages, and develops commercial buildings in central Tokyo. Mitsubishi Estate also develops and sells residential properties and parking lots and manages recreational facilities including golf courses and tennis clubs.

Prudential Global Real Estate Fund	9

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2011, at the beginning of the period, and held through the six-month period ended March 31, 2012. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

10	Visit our website at www.prudentialfunds.com

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Global Real Estate Fund		Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,221.10	1.32%	$7.33
	Hypothetical	$1,000.00	$1,018.40	1.32%	$6.66

Class B	Actual	$1,000.00	$1,216.20	2.02%	$11.19
	Hypothetical	$1,000.00	$1,014.90	2.02%	$10.18

Class C	Actual	$1,000.00	$1,216.20	2.02%	$11.19
	Hypothetical	$1,000.00	$1,014.90	2.02%	$10.18

Class R	Actual	$1,000.00	$1,219.40	1.52%	$8.43
	Hypothetical	$1,000.00	$1,017.40	1.52%	$7.67

Class Z	Actual	$1,000.00	$1,222.90	1.02%	$5.67
	Hypothetical	$1,000.00	$1,019.90	1.02%	$5.15

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended March 31, 2012, and divided by the 366 days in the Fund’s fiscal year ended March 31, 2012 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Prudential Global Real Estate Fund	11

Portfolio of Investments

as of March 31, 2012

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 94.9%
COMMON STOCKS

Australia 7.8%
2,773,000	CFS Retail Property Trust, REIT	$5,141,622
590,800	Charter Hall Office, REIT	1,884,900
711,223	Charter Hall Retail, REIT	2,328,038
4,172,733	Commonwealth Property Office Fund, REIT	4,257,494
8,050,326	Dexus Property Group, REIT	7,254,875
1,520,400	FKP Property Group	779,579
11,143,300	Goodman Group, REIT	7,964,529
3,035,620	GPT Group, REIT	9,810,682
6,382,320	Investa Office Fund, REIT	4,198,068
787,556	Mirvac Group, REIT	954,475
2,862,525	Stockland, REIT	8,717,538
2,652,389	Westfield Group, REIT	24,260,242

		77,552,042

Belgium 0.2%
17,627	Cofinimmo, REIT	2,167,553

Brazil 1.3%
224,256	BR Malls Participacoes SA	2,899,253
193,600	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,723,411
288,502	Gafisa SA	682,752
169,961	Multiplan Empreendimentos Imobiliarios SA	3,902,087
963,196	PDG Realty SA Empreendimentos e Participacoes	3,318,909

		12,526,412

Canada 1.2%
3,700	Boardwalk Real Estate Investment Trust, REIT	211,810
182,216	Brookfield Properties Corp.	3,169,530
54,605	Canadian Apartment Properties, REIT	1,232,301
318,858	Chartwell Seniors Housing Real Estate Investment Trust, REIT	2,918,616
155,335	RioCan Real Estate Investment Trust, REIT	4,209,439

		11,741,696

Finland 0.5%
531,563	Citycon Oyj	1,779,462
792,509	Sponda Oyj	3,266,052

		5,045,514

See Notes to Financial Statements.

Prudential Global Real Estate Fund	13

Portfolio of Investments

as of March 31, 2012 continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

France 2.8%
32,122	Fonciere des Regions, REIT	$2,580,333
21,927	ICADE, REIT	1,956,144
226,689	Klepierre, REIT	7,860,753
5,123	Societe de la Tour Eiffel, REIT	297,217
73,800	Unibail-Rodamco SE, REIT	14,759,213

		27,453,660

Germany 0.4%
61,039	DIC Asset AG	597,943
71,269	GSW Immobilien AG	2,463,271
89,221	Prime Office REIT AG	532,858

		3,594,072

Hong Kong 10.1%
6,062,000	Champion, REIT	2,568,264
1,325,776	Cheung Kong Holdings Ltd.	17,123,750
2,437,000	China Overseas Land & Investment Ltd.	4,632,012
3,433,469	Hang Lung Properties Ltd.	12,578,915
797,794	Henderson Land Development Co. Ltd.	4,402,196
2,060,000	Hongkong Land Holdings Ltd.	11,968,600
397,999	Hysan Development Co. Ltd.	1,593,933
2,379,219	Link (The), REIT	8,854,418
765,000	New World Development Ltd.	919,117
3,253,800	Sino Land Co. Ltd.	5,195,655
1,722,935	Sun Hung Kai Properties Ltd.	21,410,361
1,076,000	Wharf Holdings Ltd. (The)	5,847,261
1,077,000	Wheelock & Co. Ltd.	3,245,334

		100,339,816

Italy 0.3%
4,169,822	Beni Stabili SpA, REIT	2,591,019

Japan 10.9%
357,900	Aeon Mall Co. Ltd.	8,315,111
115,600	Daito Trust Construction Co. Ltd.	10,377,045
664,000	Daiwa House Industry Co. Ltd.	8,776,320
476	Frontier Real Estate Investment Corp., REIT	3,899,094
1,318,780	Mitsubishi Estate Co. Ltd.	23,517,208
1,107,339	Mitsui Fudosan Co. Ltd.	21,178,176
243	Nippon Accommodations Fund, Inc., REIT	1,567,742

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Japan (cont’d.)
707	Nippon Building Fund, Inc., REIT	$6,713,809
481,000	Nomura Real Estate Holdings, Inc.	8,478,664
3,617	NTT Urban Development Corp.	2,945,340
506,952	Sumitomo Realty & Development Co. Ltd.	12,219,031

		107,987,540

Netherlands 1.8%
88,750	Corio NV, REIT	4,681,394
126,208	Eurocommercial Properties NV, REIT	4,782,098
58,711	Vastned Retail NV, REIT	3,083,191
66,983	Wereldhave NV, REIT	5,316,366

		17,863,049

Norway 0.2%
1,347,926	Norwegian Property ASA	2,101,863

Singapore 4.5%
2,923,000	Ascendas Real Estate Investment Trust, REIT	4,697,076
3,287,000	Cache Logistics Trust, REIT	2,614,852
2,233,000	CapitaLand Ltd.	5,542,309
2,716,673	CapitaMall Trust, REIT	3,900,875
2,456,000	CDL Hospitality Trusts, REIT	3,389,809
735,058	City Developments Ltd.	6,636,895
995,000	Fortune Real Estate Investment Trust, REIT	494,582
2,084,000	Global Logistic Properties Ltd.(a)	3,647,269
4,791,800	K-REIT Asia, REIT	3,678,523
2,125,600	Keppel Land Ltd.	5,867,573
3,561,000	Mapletree Commercial Trust, REIT	2,478,720
1,873,800	Mapletree Industrial Trust, REIT	1,639,696

		44,588,179

Sweden 0.6%
285,051	Hufvudstaden AB (Class A Stock)	3,013,894
581,176	Klovern AB	2,204,951
49,736	Kungsleden AB	345,817

		5,564,662

United Kingdom 4.4%
575,972	Atrium European Real Estate Ltd.	2,829,199
551,223	Big Yellow Group PLC, REIT	2,503,956

See Notes to Financial Statements.

Prudential Global Real Estate Fund	15

Portfolio of Investments

as of March 31, 2012 continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

United Kingdom (cont’d.)
1,206,657	British Land Co. PLC, REIT	$9,262,231
39,010	Derwent London PLC, REIT	1,088,811
513,602	Great Portland Estates PLC, REIT	2,956,579
1,046,802	Hammerson PLC, REIT	6,958,588
1,145,887	Land Securities Group PLC, REIT	13,242,216
1,389,946	Segro PLC, REIT	5,220,079

		44,061,659

United States 47.9%
109,678	Alexandria Real Estate Equities, Inc., REIT	8,020,752
115,894	American Assets Trust, Inc., REIT	2,642,383
211,653	American Campus Communities, Inc., REIT	9,465,122
297,697	Associated Estates Realty Corp., REIT	4,864,369
137,499	AvalonBay Communities, Inc., REIT	19,435,484
91,600	Boston Properties, Inc., REIT	9,617,084
376,435	Brandywine Realty Trust, REIT	4,321,474
207,892	BRE Properties, Inc., REIT	10,508,941
215,733	Camden Property Trust, REIT	14,184,445
968,308	Cogdell Spencer, Inc., REIT	4,105,626
477,010	Colonial Properties Trust, REIT	10,365,427
759,618	Cousins Properties, Inc., REIT	5,757,904
1,271,194	CubeSmart, REIT	15,127,209
959,910	DDR Corp., REIT	14,014,686
323,120	DiamondRock Hospitality Co., REIT	3,324,905
192,894	Douglas Emmett, Inc., REIT	4,399,912
280,691	Duke Realty Corp., REIT	4,025,109
41,860	Dupont Fabros Technology, Inc., REIT	1,023,477
167,820	Education Realty Trust, Inc., REIT	1,819,169
226,271	Equity Residential, REIT	14,169,090
50,262	Essex Property Trust, Inc., REIT	7,615,196
156,950	Extra Space Storage, Inc., REIT	4,518,590
66,581	Federal Realty Investment Trust, REIT	6,444,375
463,431	FelCor Lodging Trust, Inc., REIT(a)	1,668,352
163,834	General Growth Properties, Inc., REIT	2,783,540
608,308	Glimcher Realty Trust, REIT	6,216,908
142,497	Health Care REIT, Inc., REIT	7,831,635
204,950	Healthcare Realty Trust, Inc., REIT	4,508,900
1,435,814	Host Hotels & Resorts, Inc., REIT	23,576,066
133,573	Hudson Pacific Properties, Inc., REIT	2,020,959
167,003	Hyatt Hotels Corp. (Class A Stock)(a)	7,134,368

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

United States (cont’d.)
258,856	Kilroy Realty Corp., REIT	$12,065,278
138,710	Kimco Realty Corp., REIT	2,671,555
351,300	Liberty Property Trust, REIT	12,548,436
94,992	LTC Properties, Inc., REIT	3,039,744
257,835	Macerich Co. (The), REIT	14,889,971
233,515	Mack-Cali Realty Corp., REIT	6,729,902
263,739	Post Properties, Inc., REIT	12,358,809
536,119	ProLogis, Inc., REIT	19,311,006
166,282	Public Storage, REIT	22,975,184
199,838	Regency Centers Corp., REIT	8,888,794
374,360	Simon Property Group, Inc., REIT	54,536,765
52,504	SL Green Realty Corp., REIT	4,071,685
98,661	Sovran Self Storage, Inc., REIT	4,916,278
1,110,049	Strategic Hotels & Resorts, Inc., REIT(a)	7,304,122
329,731	Sunrise Senior Living, Inc.(a)	2,083,900
166,164	Tanger Factory Outlet Centers, REIT	4,940,056
63,974	Taubman Centers, Inc., REIT	4,666,903
74,470	Terreno Realty Corp., REIT	1,065,666
447,626	Ventas, Inc., REIT	25,559,444
179,188	Vornado Realty Trust, REIT	15,087,630

		475,222,585

	Total common stocks (cost $820,894,839)	940,401,321

PREFERRED STOCK

Sweden
14,529	Klovern AB (PRFC) (cost $278,230)	297,572

	Total long-term investments (cost $821,173,069)	940,698,893

SHORT-TERM INVESTMENT 5.6%

AFFILIATED MONEY MARKET MUTUAL FUND
54,906,534	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $54,906,534)(b)	54,906,534

	Total Investments 100.5% (cost $876,079,603; Note 5)	995,605,427
	Liabilities in excess of other assets (0.5)%	(4,747,282)

	Net Assets 100%	$990,858,145

See Notes to Financial Statements.

Prudential Global Real Estate Fund	17

Portfolio of Investments

as of March 31, 2012 continued

The following abbreviations are used in the Portfolio descriptions:

PRFC—Preference Shares

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$77,552,042	$—	$—
Belgium	2,167,553	—	—
Brazil	12,526,412	—	—
Canada	11,741,696	—	—
Finland	5,045,514	—	—
France	27,453,660	—	—
Germany	3,594,072	—	—
Hong Kong	100,339,816	—	—
Italy	2,591,019	—	—
Japan	107,987,540	—	—
Netherlands	17,863,049	—	—
Norway	2,101,863	—	—

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

	Level 1	Level 2	Level 3
Common Stocks (continued):
Singapore	$44,588,179	$—	$—
Sweden	5,564,662	—	—
United Kingdom	44,061,659	—	—
United States	475,222,585	—	—
Preferred Stock—Sweden	297,572	—	—
Affiliated Money Market Mutual Fund	54,906,534	—	—

Total	$995,605,427	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2012 were as follows:

Retail REIT’s	21.8%
Diversified Real Estate Activities	14.7
Specialized REIT’s	13.9
Residential REIT’s	10.9
Diversified REIT’s	10.1
Office REIT’s	8.6
Real Estate Operating Companies	5.7
Affiliated Money Market Mutual Fund	5.6
Industrial REIT’s	4.3
Real Estate Development	3.4%
Hotels, Resorts & Cruise Lines	0.7
Homebuilding	0.6
Healthcare Facilities	0.2

100.5
Liabilities in excess of other assets	(0.5)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is foreign exchange risk.

The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

The Portfolio did not hold any derivative instruments as of March 31, 2012, accordingly, no derivative positions were presented in the Statements of Assets and Liabilities.

See Notes to Financial Statements.

Prudential Global Real Estate Fund	19

Portfolio of Investments

as of March 31, 2012 continued

The effects of derivative instruments on the Statement of Operations for the year ended March 31, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts
Foreign exchange contracts	$60,084

For the year ended March 31, 2012, the Portfolio’s average value at settlement date receivable for foreign currency exchange sale contracts was $5,225.

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Financial Statements

MARCH 31, 2012	ANNUAL REPORT

Prudential Global Real Estate Fund

Statement of Assets and Liabilities

as of March 31, 2012

Assets
Investments at value:
Unaffiliated Investments (cost $821,173,069)	$940,698,893
Affiliated Investments (cost $54,906,534)	54,906,534
Foreign currency, at value (cost $249,878)	251,035
Receivable for investments sold	9,904,558
Receivable for Fund shares sold	9,461,254
Dividends receivable	3,311,866
Tax reclaim receivable	58,510
Prepaid expenses	5,813

Total assets	1,018,598,463

Liabilities
Payable for investments purchased	21,795,226
Payable for Fund shares reacquired	4,780,330
Management fee payable	605,792
Accrued expenses	338,097
Distribution fee payable	176,098
Affiliated transfer agent fee payable	44,775

Total liabilities	27,740,318

Net Assets	$990,858,145

Net assets were comprised of:
Shares of beneficial interest, at par	$50,036
Paid-in capital in excess of par	1,038,283,355

1,038,333,391
Distributions in excess of net investment income	(5,675,134)
Accumulated net realized loss on investment and foreign currency transactions	(161,294,390)
Net unrealized appreciation on investments and foreign currencies	119,494,278

Net assets, March 31, 2012	$990,858,145

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Class A:
Net asset value and redemption price per share ($368,182,674 ÷ 18,608,566 shares of beneficial interest issued and outstanding)	$19.79
Maximum sales charge (5.5% of offering price)	1.15

Maximum offering price to public	$20.94

Class B:
Net asset value, offering price and redemption price per share ($12,671,224 ÷ 645,791 shares of beneficial interest issued and outstanding)	$19.62

Class C:
Net asset value, offering price and redemption price per share ($86,546,443 ÷ 4,411,182 shares of beneficial interest issued and outstanding)	$19.62

Class R:
Net asset value, offering price and redemption price per share ($5,522,997 ÷ 279,338 shares of beneficial interest issued and outstanding)	$19.77

Class Z:
Net asset value, offering price and redemption price per share ($517,934,807 ÷ 26,091,066 shares of beneficial interest issued and outstanding)	$19.85

See Notes to Financial Statements.

Prudential Global Real Estate Fund	23

Statement of Operations

Year Ended March 31, 2012

Investment Income
Unaffiliated dividend income (net of $1,118,527 foreign withholding tax)	$24,268,036
Affiliated dividend income	46,801

Total income	24,314,837

Expenses
Management fee	6,039,719
Distribution fee—Class A	908,304
Distribution fee—Class B	133,196
Distribution fee—Class C	782,125
Distribution fee—Class R	21,016
Transfer agent’s fees and expenses (including affiliated expenses of $196,000)	1,085,000
Custodian’s fees and expenses	278,000
Reports to shareholders	151,000
Registration fees	128,000
Trustees’ fees	27,000
Audit fee	25,000
Legal fees and expenses	25,000
Commitment fee on syndicated credit agreement	5,000
Miscellaneous	58,150

Total expenses	9,666,510

Net investment income	14,648,327

Net Realized And Unrealized Gain (Loss) On Investments And Foreign Currencies
Net realized gain (loss) on:
Investment transactions	1,746,246
Foreign currency transactions	(463,819)

1,282,427

Net change in unrealized appreciation on:
Investments	18,502,735
Foreign currencies	365

18,503,100

Net gain on investments and foreign currencies	19,785,527

Net Increase In Net Assets Resulting From Operations	$34,433,854

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Statement of Changes in Net Assets

	Year Ended March 31,
	2012	2011
Increase (Decrease) in Net Assets
Operations
Net investment income	$14,648,327	$8,718,641
Net realized gain on investment and foreign currency transactions	1,282,427	4,238,812
Net change in unrealized appreciation on investments and foreign currencies	18,503,100	65,449,259

Net increase in net assets resulting from operations	34,433,854	78,406,712

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(5,388,505)	(6,028,465)
Class B	(160,706)	(254,037)
Class C	(948,516)	(946,017)
Class R	(69,145)	(60,408)
Class Z	(8,549,530)	(6,623,176)

	(15,116,402)	(13,912,103)

Fund share transactions (Net of share conversions) (Note 6):
Net proceeds from shares sold	533,136,320	386,696,144
Net asset value of shares issued in reinvestment of dividends and distributions	11,268,864	10,702,328
Cost of shares reacquired	(265,364,297)	(137,408,216)

Net increase in net assets from Fund share transactions	279,040,887	259,990,256

Total increase in net assets	298,358,339	324,484,865

Net Assets
Beginning of year	692,499,806	368,014,941

End of year	$990,858,145	$692,499,806

See Notes to Financial Statements.

Prudential Global Real Estate Fund	25

Notes to Financial Statements

Prudential Investment Portfolios 12 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust currently consists of two funds: Prudential Global Real Estate Fund (the “Fund”) and Prudential US Real Estate Fund. These financial statements relate only to Prudential Global Real Estate Fund. The financial statements of the other portfolio are not presented herein. The Trust was established as a Delaware business trust on October 24, 1997. The investment objective of the Fund is capital appreciation and income. It seeks to achieve this objective by investing primarily in equity securities of real estate companies.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

26	Visit our website at www.prudentialfunds.com

Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the

Prudential Global Real Estate Fund	27

Notes to Financial Statements

continued

difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Security transactions are recorded on the trade date. Realized and unrealized gains or losses from investments and currency transactions on sales of portfolio securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or a return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income quarterly and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income; accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

28	Visit our website at www.prudentialfunds.com

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Real Estate Investors (“PREI”), which is a business unit of Prudential Investment Management (“PIM”). The subadvisory agreement provides that each subadviser furnishes investment advisory services in connection with the management of the Fund. In connection therewith, each subadviser is obligated to keep certain books and records of the Fund. PI pays for the services of the subadvisers, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of 0.75% of the Fund’s average daily net assets. The effective management fee rate was 0.75% for the year ended March 31, 2012.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 1% and 0.75% of the average daily net assets of the Class A, B, C and R shares, respectively. For the year ended

Prudential Global Real Estate Fund	29

Notes to Financial Statements

continued

March 31, 2012, PIMS has contractually agreed to limit such fees to 0.50% of the average daily net assets of the Class R shares.

PIMS has advised the Fund that it has received $516,045 in front-end sales charges resulting from sales of Class A during the year ended March 31, 2012. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that it has received $33, $24,476 and $20,442 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders, respectively, during the year ended March 31, 2012.

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. The transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the year ended March 31, 2012, were $432,445,721 and $155,725,916, respectively.

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting

30	Visit our website at www.prudentialfunds.com

principles are recorded on the ex-dividend date. In order to present distributions in excess of net investment income, accumulated net realized loss on investment and foreign currency transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to distributions in excess of net investment income, accumulated net realized loss on investment and foreign currency transactions and paid-in capital in excess of par. For the year ended March 31, 2012, the adjustments were to decrease distributions in excess of net investment income by $2,477,851 and increase accumulated net realized loss on investment and foreign currency transactions by $2,477,851 due to difference in the treatment for book and tax purposes of certain transactions involving foreign securities and currencies, investments in passive foreign investment companies, and other book to tax differences. Net investment income, net realized gain and net assets were not affected by this change.

For the year ended March 31, 2011 and March 31, 2012, the tax character of dividends paid by the Fund were $13,912,103 and $15,116,402 from ordinary income, respectively.

As of March 31, 2012, the accumulated undistributed earnings on a tax basis was $4,045,881 from ordinary income. This differs from the amount on the Statement of Assets and Liabilities primarily due to cumulative timing differences.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation	Other cost Basis Adjustments	Total Net Unrealized Appreciation
$911,682,558	$144,931,762	$(61,008,893)	$83,922,869	$(31,546)	$83,891,323

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales and investments in passive foreign investment companies. Other cost basis adjustments are attributable to net depreciation on foreign currency transactions.

Under the Regulated Investment Company Modernization Act of 2010 (“the Act”), the Fund is permitted to carryforward capital losses incurred in the fiscal year ended March 31, 2012 (“post-enactment losses”) for an unlimited period. Post enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years beginning before March 31, 2012 (“pre-enactment losses”)

Prudential Global Real Estate Fund	31

Notes to Financial Statements

continued

may have an increased likelihood to expire unused. The Fund utilized approximately $3,573,000 of its pre-enactment losses to offset net taxable gains realized in the fiscal year ended March 31, 2012. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of March 31, 2012, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2016	345,000
Expiring 2017	48,041,000
Expiring 2018	82,582,000
Expiring 2019	1,800,000

$132,768,000

The Fund elects to treat post-October capital losses of approximately $2,644,000, as having been incurred in the following year (March 31, 2013).

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax would be required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. The Class A shares CDSC is waived for purchases by certain retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first 12 months of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who

32	Visit our website at www.prudentialfunds.com

qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Fund has authorized an unlimited number of shares of beneficial interest, $.001 par value per share, divided into five classes, designated Class A, Class B, Class C, Class R and Class Z.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Year ended March 31, 2012:
Shares sold	10,331,583	$195,868,445
Shares issued in reinvestment of dividends	255,260	4,658,551
Shares reacquired	(4,908,575)	(91,212,508)

Net increase (decrease) in shares outstanding before conversion	5,678,268	109,314,488
Shares issued upon conversion from Class B and Class Z	165,110	3,027,251
Shares reacquired upon conversion into Class Z	(1,716,904)	(32,971,840)

Net increase (decrease) in shares outstanding	4,126,474	$79,369,899

Year ended March 31, 2011:
Shares sold	7,107,852	$131,644,912
Shares issued in reinvestment of dividends	287,132	5,285,184
Shares reacquired	(4,019,399)	(72,286,181)

Net increase (decrease) in shares outstanding before conversion	3,375,585	64,643,915
Shares issued upon conversion from Class B	62,167	1,146,400
Shares reacquired upon conversion into Class Z	(19,261)	(361,102)

Net increase (decrease) in shares outstanding	3,418,491	$65,429,213

Class B
Year ended March 31, 2012:
Shares sold	122,484	$2,320,100
Shares issued in reinvestment of dividends	7,622	138,377
Shares reacquired	(149,143)	(2,756,088)

Net increase (decrease) in shares outstanding before conversion	(19,037)	(297,611)
Shares issued upon conversion into Class A	(84,354)	(1,562,708)

Net increase (decrease) in shares outstanding	(103,391)	$(1,860,319)

Year ended March 31, 2011:
Shares sold	161,233	$2,943,719
Shares issued in reinvestment of dividends	12,087	220,305
Shares reacquired	(103,020)	(1,808,496)

Net increase (decrease) in shares outstanding before conversion	70,300	1,355,528
Shares issued upon conversion into Class A	(62,787)	(1,146,400)

Net increase (decrease) in shares outstanding	7,513	$209,128

Prudential Global Real Estate Fund	33

Notes to Financial Statements

continued

Class C	Shares	Amount
Year ended March 31, 2012:
Shares sold	1,646,736	$31,308,713
Shares issued in reinvestment of dividends	40,224	727,755
Shares reacquired	(815,467)	(14,930,268)

Net increase (decrease) in shares outstanding before conversion	871,493	17,106,200
Shares reacquired upon conversion into Class Z	(22,545)	(436,083)

Net increase (decrease) in shares outstanding	848,948	$16,670,117

Year ended March 31, 2011:
Shares sold	1,703,835	$31,640,444
Shares issued in reinvestment of dividends	39,776	725,094
Shares reacquired	(545,618)	(9,761,660)

Net increase (decrease) in shares outstanding before conversion	1,197,993	22,603,878
Shares reacquired upon conversion into Class Z	(17,548)	(325,510)

Net increase (decrease) in shares outstanding	1,180,445	$22,278,368

Class R
Year ended March 31, 2012:
Shares sold	253,763	$4,800,438
Shares issued in reinvestment of dividends	2,809	50,992
Shares reacquired	(133,378)	(2,464,160)

Net increase (decrease) in shares outstanding	123,194	$2,387,270

Year ended March 31, 2011:
Shares sold	144,009	$2,596,766
Shares issued in reinvestment of dividends	2,010	36,944
Shares reacquired	(40,029)	(726,679)

Net increase (decrease) in shares outstanding	105,990	$1,907,031

34	Visit our website at www.prudentialfunds.com

Class Z	Shares	Amount
Year ended March 31, 2012:
Shares sold	15,836,752	$298,838,624
Shares issued in reinvestment of dividends	311,999	5,693,189
Shares reacquired	(8,374,076)	(154,001,273)

Net increase (decrease) in shares outstanding before conversion	7,774,675	150,530,540
Shares issued upon conversion from Class A and Class C	1,732,995	33,407,955
Shares reacquired upon conversion into Class A	(81,209)	(1,464,575)

Net increase (decrease) in shares outstanding	9,426,461	$182,473,920

Year ended March 31, 2011:
Shares sold	11,661,095	$217,870,303
Shares issued in reinvestment of dividends	239,972	4,434,801
Shares reacquired	(2,902,451)	(52,825,200)

Net increase (decrease) in shares outstanding before conversion	8,998,616	169,479,904
Shares issued upon conversion from Class A and Class C	36,387	686,612

Net increase (decrease) in shares outstanding	9,035,003	$170,166,516

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period December 16, 2011 through December 14, 2012. The Funds pay an annualized commitment fee of 0.08% of the unused portion of the SCA. Prior to December 16, 2011, the Funds had another Syndicated Credit Agreement of a $750 million commitment with an annualized commitment fee of 0.10% of the unused portion. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the line of credit during the year ended March 31, 2012.

Note 8. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements.” The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial

Prudential Global Real Estate Fund	35

Notes to Financial Statements

continued

assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements has not been determined.

36	Visit our website at www.prudentialfunds.com

Financial Highlights

Class A Shares
	Year Ended March 31,
	2012(b)	2011(b)	2010(b)	2009(b)	2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$19.43	$16.83	$9.53	$21.33	$31.19
Income (loss) from investment operations
Net investment income	.33	.35	.30	.41	.38
Net realized and unrealized gain (loss) on investment transactions	.37	2.75	7.64	(11.99)	(5.12)
Total from investment operations	.70	3.10	7.94	(11.58)	(4.74)
Less Dividends and Distributions:
Dividends from net investment income	(.34)	(.50)	(.64)	(.22)	(.63)
Distributions from net realized gains on investments	-	-	-	-	(4.49)
Total dividends and distributions	(.34)	(.50)	(.64)	(.22)	(5.12)
Net asset value, end of year	$19.79	$19.43	$16.83	$9.53	$21.33
Total Return(a)	3.75%	18.57%	83.79%	(54.38)%	(17.79)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$368,183	$281,427	$186,200	$91,991	$204,098
Average net assets (000)	$302,768	$214,086	$148,247	$163,953	$233,525
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(c)	1.27%	1.30%	1.37%	1.35%	1.31%
Expenses, excluding distribution and service (12b-1) fees	.97%	1.00%	1.07%	1.07%	1.06%
Net investment income	1.77%	1.92%	2.03%	2.58%	1.55%
Portfolio turnover	20%	29%	53%	67%	78%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles.

(b) Based on average shares outstanding during the year.

(c) Prior to July 31, 2008, the Distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets for the Class A shares.

(d) Does not include expenses of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

Prudential Global Real Estate Fund	37

Financial Highlights

continued

Class B Shares
	Year Ended March 31,
	2012(b)	2011(b)	2010(b)	2009(b)	2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$19.29	$16.70	$9.47	$21.18	$31.02
Income (loss) from investment operations
Net Investment income	.21	.24	.20	.30	.21
Net realized and unrealized gain (loss) on investment transactions	.34	2.70	7.58	(11.87)	(5.11)
Total from investment operations	.55	2.94	7.78	(11.57)	(4.90)
Less Dividends and Distributions:
Dividends from net investment income	(.22)	(.35)	(.55)	(.14)	(.45)
Distributions from net realized gains on investments	-	-	-	-	(4.49)
Total dividends and distributions	(.22)	(.35)	(.55)	(.14)	(4.94)
Net asset value, end of year	$19.62	$19.29	$16.70	$9.47	$21.18
Total Return(a)	2.97%	17.74%	82.55%	(54.68)%	(18.42)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$12,671	$14,451	$12,382	$7,612	$21,706
Average net assets (000)	$13,320	$13,028	$11,178	$15,393	$28,993
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.97%	2.00%	2.07%	2.07%	2.06%
Expenses, excluding distribution and service (12b-1) fees	.97%	1.00%	1.07%	1.07%	1.06%
Net investment income	1.11%	1.33%	1.37%	1.87%	.85%
Portfolio turnover	20%	29%	53%	67%	78%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles.

(b) Based on average shares outstanding during the year.

(c) Does not include the expenses of the underlying fund in which the Fund invests.

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

Class C Shares
	Year Ended March 31,
	2012(b)	2011(b)	2010(b)	2009(b)	2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of year	$19.29	$16.69	$9.47	$21.18	$31.02
Income (loss) from investment operations
Net Investment income	.20	.20	.20	.30	.19
Net realized and unrealized gain (loss) on investment transactions	.35	2.75	7.57	(11.87)	(5.09)
Total from investment operations	.55	2.95	7.77	(11.57)	(4.90)
Less Dividends and Distributions:
Dividends from net investment income	(.22)	(.35)	(.55)	(.14)	(.45)
Distributions from net realized gains on investments	-	-	-	-	(4.49)
Total dividends and distributions	(.22)	(.35)	(.55)	(.14)	(4.94)
Net asset value, end of year	$19.62	$19.29	$16.69	$9.47	$21.18
Total Return(a)	2.97%	17.81%	82.44%	(54.68)%	(18.42)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$86,546	$68,703	$39,758	$21,122	$51,856
Average net assets (000)	$78,213	$47,954	$32,986	$41,377	$54,791
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.97%	2.00%	2.07%	2.07%	2.06%
Expenses, excluding distribution and service (12b-1) fees	.97%	1.00%	1.07%	1.07%	1.06%
Net investment income	1.06%	1.14%	1.33%	1.87%	.79%
Portfolio turnover	20%	29%	53%	67%	78%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles.

(b) Based on average shares outstanding during the year.

(c) Does not include the expenses of the underlying fund in which the Fund invests.

See Notes to Financial Statements.

Prudential Global Real Estate Fund	39

Financial Highlights

continued

Class R Shares
	Year Ended March 31,			June 16, 2008(d) through March 31,
	2012(b)	2011(b)	2010(b)	2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$19.42	$16.81	$9.63	$21.14
Income (loss) from investment operations
Net Investment income	.28	.30	.23	.14
Net realized and unrealized gain (loss) on investment transactions	.37	2.76	7.56	(11.43)
Total from investment operations	.65	3.06	7.79	(11.29)
Less Dividends and Distributions:
Dividends from net investment income	(.30)	(.45)	(.61)	(.22)
Distributions from net realized gains on investments	-	-	-	-
Total dividends and distributions	(.30)	(.45)	(.61)	(.22)
Net asset value, end of period	$19.77	$19.42	$16.81	$9.63
Total Return(a)	3.50%	18.37%	81.34%	(53.49)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,523	$3,032	$843	$101
Average net assets (000)	$4,203	$1,823	$296	$34
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees(e)	1.47%	1.50%	1.57%	1.57%	(c)
Expenses, excluding distribution and service (12b-1) fees	.97%	1.00%	1.07%	1.07%	(c)
Net investment income	1.52%	1.64%	1.47%	1.63%	(c)
Portfolio turnover	20%	29%	53%	67%	(g)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized. Total investment returns may reflect adjustments to conform to generally accepted accounting principles.

(b) Based on average shares outstanding during the period.

(c) Annualized.

(d) Commencement of operations.

(e) The Distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets for the Class R shares.

(f) Does not include the expenses of the underlying fund in which the Fund invests.

(g) Not annualized.

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

Class Z Shares
	Year Ended March 31,
	2012(b)	2011(b)	2010(b)	2009(b)	2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$19.50	$16.89	$9.56	$21.38	$31.26
Income (loss) from investment operations
Net Investment income	.38	.37	.34	.44	.39
Net realized and unrealized gain (loss) on investment transactions	.36	2.80	7.67	(12.01)	(5.09)
Total from investment operations	.74	3.17	8.01	(11.57)	(4.70)
Less Dividends and Distributions:
Dividends from net investment income	(.39)	(.56)	(.68)	(.25)	(.69)
Distributions from net realized gains on investments	-	-	-	-	(4.49)
Total dividends and distributions	(.39)	(.56)	(.68)	(.25)	(5.18)
Net asset value, end of year	$19.85	$19.50	$16.89	$9.56	$21.38
Total Return(a)	3.99%	18.97%	84.30%	(54.22)%	(17.60)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$517,935	$324,886	$128,831	$52,390	$95,273
Average net assets (000)	$406,631	$191,320	$89,126	$87,029	$70,158
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.97%	1.00%	1.07%	1.07%	1.06%
Expenses, excluding distribution and service (12b-1) fees	.97%	1.00%	1.07%	1.07%	1.06%
Net investment income	2.03%	2.01%	2.29%	2.81%	1.65%
Portfolio turnover	20%	29%	53%	67%	78%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles.

(b) Based on average shares outstanding during the year.

(c) Does not include the expenses of the underlying fund in which the Fund invests.

See Notes to Financial Statements.

Prudential Global Real Estate Fund	41

Report of Independent Registered Public

Accounting Firm

The Board of Trustees and Shareholders

Prudential Investment Portfolios 12:

We have audited the accompanying statement of assets and liabilities of Prudential Global Real Estate Fund (hereafter referred to as the “Fund”), a series of Prudential Investment Portfolios 12, including the portfolio of investments, as of March 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2012, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of March 31, 2012, and the results of its operations, the changes in its net assets and the financial highlights for the periods described in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

New York, New York

May 21, 2012

42	Visit our website at www.prudentialfunds.com

Federal Income Tax Information

(Unaudited)

For the year ended March 31, 2012, the Fund reports the maximum amount allowable, but not less than 44.90% of the ordinary income dividends paid during the year as qualified dividend income in accordance with Section 854 of the Internal Revenue Code.

In January 2013, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the dividends received by you in calendar year 2012.

Prudential Global Real Estate Fund	43

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Kevin J. Bannon (59) Board Member Portfolios Overseen: 61

Managing Director (since April 2008) and Chief Investment Officer (since October 2008) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.

Director of Urstadt Biddle Properties (since September 2008).
Linda W. Bynoe (59) Board Member Portfolios Overseen: 61

President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co (broker-dealer).

Director of Simon Property Group, Inc. (retail real estate) (May 2003-May 2012); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).

Michael S. Hyland, CFA (66) Board Member Portfolios Overseen: 61

Independent Consultant (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).

None.
Douglas H. McCorkindale (72) Board Member Portfolios Overseen: 61

Formerly Chairman (February 2001-June 2006), Chief Executive Officer (June 2000-July 2005), President (September 1997-July 2005) and Vice Chairman (March 1984-May 2000) of Gannett Co. Inc. (publishing and media).

Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001).

Prudential Global Real Estate Fund

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Stephen P. Munn (69) Board Member Portfolios Overseen: 61	Lead Director (since 2007) and formerly Chairman (1993-2007) of Carlisle Companies Incorporated (manufacturer of industrial products).	Lead Director (since 2007) of Carlisle Companies Incorporated (manufacturer of industrial products).
Richard A. Redeker (68) Board Member & Independent Chair Portfolios Overseen: 61

Retired Mutual Fund Senior Executive (44 years); Management Consultant; Independent Directors Council (organization of 2,800 Independent Mutual Fund Directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.

None.
Robin B. Smith (72) Board Member Portfolios Overseen: 61

Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); Member of the Board of Directors of ADLPartner (marketing) (since December 2010); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.

Formerly Director of BellSouth Corporation (telecommunications) (1992-2006).
Stephen G. Stoneburn (68) Board Member Portfolios Overseen: 61

Chairman, (since July 2011), President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).

None.

Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Stuart S. Parker (49) Board Member & President Portfolios Overseen: 61

President of Prudential Investments LLC (since January 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of Prudential Investments LLC (June 2005 - December 2011).

None.

Visit our website at www.prudentialfunds.com

Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Scott E. Benjamin (39) Board Member & Vice President Portfolios Overseen: 61

Executive Vice President (since June 2009) of Prudential Investments LLC and Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, Prudential Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).

None.

(1) The year that each Board Member joined the Board is as follows:

Kevin J. Bannon, 2008; Linda W. Bynoe, 2005; Michael S. Hyland, 2008; Douglas H. McCorkindale, 2003; Stephen P. Munn, 2008; Richard A. Redeker, 2003; Robin B. Smith, 1997; Stephen G. Stoneburn, 2001; Stuart S. Parker, Board Member and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

Fund Officers(a)(1)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Judy A. Rice (64) Vice President

President, Chief Executive Officer (May 2011-Present) and Executive Vice President (December 2008-May 2011) of Prudential Investment Management Services LLC; Formerly President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (February 2003-December 2011) of Prudential Investments LLC; formerly President, Chief Executive Officer and Officer-In-Charge (April 2003-December 2011) of Prudential Mutual Fund Services LLC; formerly Member of the Board of Directors of Jennison Associates LLC (November 2010-December 2011); formerly Vice President (February 1999-April 2006) of Prudential Investment Management Services LLC; formerly President, COO, CEO and Manager of PIFM Holdco, LLC (April 2006-December 2011); formerly President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (May 2003-June 2005) and Director (May 2003-March 2006) and Executive Vice President (June 2005-March 2006) of AST Investment Services, Inc.; Member of Board of Governors of the Investment Company Institute.

Prudential Global Real Estate Fund

Fund Officers(a)(1)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Kathryn L. Quirk (59) Chief Legal Officer

Vice President and Corporate Counsel (since September 2004) of Prudential; Executive Vice President, Chief Legal Officer and Secretary (since July 2005) of PI and Prudential Mutual Fund Services LLC; Vice President and Corporate Counsel (since June 2005) and Secretary (since February 2006) of AST Investment Services, Inc.; formerly Senior Vice President and Assistant Secretary (November 2004-August 2005) of PI; formerly Assistant Secretary (June 2005-February 2006) of AST Investment Services, Inc.; formerly Managing Director, General Counsel, Chief Compliance Officer, Chief Risk Officer and Corporate Secretary (1997-2002) of Zurich Scudder Investments, Inc.

Deborah A. Docs (54) Secretary

Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PI; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Jonathan D. Shain (53) Assistant Secretary

Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PI; Vice President and Assistant Secretary (since February 2001) of PMFS; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Claudia DiGiacomo (37) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).
John P. Schwartz (41) Assistant Secretary	Vice President and Corporate Counsel (since April 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1997-2005).
Andrew R. French (49) Assistant Secretary

Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PI; Vice President and Assistant Secretary (since January 2007) of PMFS.

Timothy J. Knierim (53) Chief Compliance Officer	Chief Compliance Officer of Prudential Investment Management, Inc. (since July 2007); formerly Chief Risk Officer of PIM and PI (2002-2007) and formerly Chief Ethics Officer of PIM and PI (2006-2007).
Valerie M. Simpson (53) Deputy Chief Compliance Officer	Chief Compliance Officer (since April 2007) of PI and AST Investment Services, Inc.; formerly Vice President-Financial Reporting (June 1999-March 2006) for Prudential Life and Annuities Finance.
Theresa C. Thompson (49) Deputy Chief Compliance Officer	Vice President, Compliance, PI (since April 2004); and Director, Compliance, PI (2001-2004).

Visit our website at www.prudentialfunds.com

Fund Officers(a)(1)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Richard W. Kinville (43) Anti-Money Laundering Compliance Officer

Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial’s Internal Audit Department and Manager in AXA’s Anti-Money Laundering Office (January 1999-January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009).

Grace C. Torres (52) Treasurer and Principal Financial and Accounting Officer

Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of PI; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of Prudential Annuities Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of AST Investment Services, Inc.

M. Sadiq Peshimam (48) Assistant Treasurer	Vice President (since 2005) of Prudential Investments LLC.
Peter Parrella (53) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).

(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

(1) The year that each individual became an officer of the Fund is as follows:

Judy A. Rice, 2012; Kathryn L. Quirk, 2005; Deborah A. Docs, 2005; Jonathan D. Shain, 2005; Claudia DiGiacomo, 2005; John P. Schwartz, 2006; Andrew R. French, 2006; Timothy J. Knierim, 2007; Valerie M. Simpson, 2007; Grace C. Torres, 1997; M. Sadiq Peshimam, 2006; 2006; Peter Parrella, 2007, Theresa C. Thompson, 2008; Richard W. Kinville, 2011.

Explanatory Notes to Tables:

■	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.
■	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.
■

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

■

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

■

“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which PI serves as manager include the Prudential Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

Prudential Global Real Estate Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Judy A. Rice, Vice President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Real Estate Investors	7 Giralda Farms Madison, NJ 07940

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Global Real Estate Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL GLOBAL REAL ESTATE FUND

SHARE CLASS	A	B	C	R	Z
NASDAQ	PURAX	PURBX	PURCX	PURRX	PURZX
CUSIP	744336108	744336207	744336306	744336405	744336504

MF182E    0224700-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL US REAL ESTATE FUND

ANNUAL REPORT • MARCH 31, 2012

Fund Type

Sector Stock

Objective

Capital appreciation and income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Prudential Investments, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

May 15, 2012

Dear Shareholder:

After an extraordinary career at Prudential, Judy Rice retired at the end of 2011 as President of Prudential Investments and President and Trustee of the Prudential US Real Estate Fund (the Fund). While she will remain as Chairman of Prudential Investments until the end of 2012, I was named to succeed her as President of Prudential Investments and President and Trustee of the Fund effective January 1, 2012. I previously served as Executive Vice President of Retail Mutual Fund Distribution for Prudential Investments for the past six years.

Since this is my first letter to shareholders, I would like to recognize Judy for the significant contributions she made in building the Prudential Investments fund family and her unflagging commitment to helping investors like you meet the challenges of a rapidly changing investment environment. My goal is to build on Judy’s accomplishments, with a particular focus on delivering the solutions you need to address your financial goals.

I hope you find the annual report for the Fund informative. We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio, including stock and bond mutual funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial professional can help you create a diversified investment plan that reflects your personal investor profile and risk tolerance. Keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets. We encourage you to call your financial professional before making any investment decision.

Prudential Investments provides a wide range of mutual funds to choose from that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of Prudential Financial’s affiliated asset managers. Thank you for choosing the Prudential Investments family of mutual funds.

Sincerely,

Stuart S. Parker, President

Prudential US Real Estate Fund

Prudential US Real Estate Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 2.30%; Class B, 2.77%; Class C, 3.02%; Class Z, 2.08%. Net operating expenses: Class A, 1.60%; Class B, 2.35%; Class C, 2.35%; Class Z, 1.35%, after contractual reduction through 12/31/2013.

Cumulative Total Returns (Without Sales Charges) as of 3/31/12
	One Year	Since Inception
Class A	10.09%	18.83%
Class B	9.46	17.89
Class C	9.28	17.69
Class Z	10.36	19.19
FTSE NAREIT Equity REITs Index	12.83	19.98
Lipper Average	11.97	19.04

Average Annual Total Returns (With Sales Charges) as of 3/31/12
	One Year	Since Inception
Class A	4.04%	9.50%
Class B	4.46	10.71
Class C	8.28	13.59
Class Z	10.36	14.72
FTSE NAREIT Equity REITs Index	12.83	15.69
Lipper Average	11.97	14.95

Average Annual Total Returns (Without Sales Charges) as of 3/31/12
	One Year	Since Inception
Class A	10.09%	14.45%
Class B	9.46	13.74
Class C	9.28	13.59
Class Z	10.36	14.72

2	Visit our website at www.prudentialfunds.com

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential US Real Estate Fund (Class A shares) with a similar investment in the FTSE NAREIT Equity REITs Index, by portraying the initial account values at the commencement of operations for Class A shares (December 21, 2010) and the account values at the end of the current fiscal period (March 31, 2012) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables provided earlier, performance for Class B, Class C, and Class Z shares will vary due to the differing charges and expenses applicable to each share class (as explained in the following paragraphs). Without waiver of fees and/or expense reimbursement, if any, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception date: 12/21/10

The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of 0.30%, 1.00%, and 1.00%, respectively. Under certain limited circumstances, an exchange may be made from Class A shares to Class Z shares of the fund.

Prudential US Real Estate Fund	3

Your Fund’s Performance (continued)

Investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are not subject to a front-end sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A shares CDSC is waived for purchases by certain retirement or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are not subject to a front-end sales charge but are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge but are subject to a CDSC of 1% for shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class Z shares are not subject to a sales charge or a 12b-1 fee. The returns in the tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

FTSE NAREIT Equity REITs Index

The Financial Times Stock Exchange National Association of Real Estate Investment Trusts (FTSE NAREIT) Equity REITs Index is an unmanaged index which measures the performance of all real estate investment trusts listed on the New York Stock Exchange, the NASDAQ National Market, and the NYSE Amex Equities.

Lipper Equity Real Estate Funds Average

Funds in the Lipper Equity Real Estate Funds Average (Lipper Average) invest their portfolios primarily in shares of domestic companies engaged in the real estate industry.

Investors cannot invest directly in an index. The securities in the Index may be very different from those in the Fund. Their returns do not include the effect of the sales charges and operating expenses of a mutual fund and would be lower if they did. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to inception date and not from the Fund’s actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 3/31/12
Simon Property Group, Inc., Retail REITs	11.3%
Ventas, Inc., Specialized REITs	5.4
Host Hotels & Resorts, Inc., Specialized REITs	4.7
Public Storage, Specialized REITs	4.4
AvalonBay Communities, Inc., Residential REITs	4.1

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 3/31/12
Retail REITs	27.3%
Specialized REITs	23.9
Residential REITs	19.9
Office REITs	13.2
Diversified REITs	6.5

Industry weightings reflect only long-term investments and are subject to change.

4	Visit our website at www.prudentialfunds.com

Strategy and Performance Overview

How did the Fund perform?

The Prudential US Real Estate Fund’s Class A shares returned 10.09% for the 12-month reporting period that ended March 31, 2012. The Class A shares underperformed the 12.83% gain of the Fund’s benchmark, the Financial Times Stock Exchange National Association of Real Estate Investment Trusts (FTSE NAREIT) Equity REITs Index. The Class A shares also lagged the 11.97% gain of the Lipper Equity Real Estate Funds Average.

How did the market for commercial real estate securities in the United States perform?

Conditions in the market improved significantly during the reporting period that began April 1, 2011. The period from June 30, 2011 through September 30, 2011, was challenging due to increasing investor risk aversion caused by a worsening sovereign debt crisis in the euro zone and fears that the global economy might slide into a double-dip recession.

The second half of the reporting period saw prices of commercial real estate securities in the United States rally so strongly that the FTSE NAREIT Equity REITs Index finished the entire period with a double-digit gain. Strong economic data (particularly private-sector-jobs growth), reduced vacancies, and, in certain cases, rent increases drove advances in the U.S. property market. REITs in the United States continued to strengthen their balance sheets, raise huge sums of capital at attractive prices, and began to deploy capital by acquiring properties that added to net asset value (NAV) and cash flow growth.

Generally properties with clearly identifiable revenue growth (e.g., apartments and self storage) performed better during the period than properties with less reliable sources of revenue growth (e.g., office and hotels). However, increasing risk appetite in the second half meant that investors were more willing to purchase securities of companies with volatile revenue streams.

Which holdings or group of holdings added most to the Fund’s return?

The Fund benefited from several tactical and strategic shifts during the period. Fundamentals for the self-storage sector were clearly improving at an attractive rate. These companies had the best opportunity to increase occupancies and rates over the past year, yet still traded at attractive relative valuations. The Fund benefited from having an overweight exposure to the sector versus the FTSE NAREIT Equity REITs Index over the past 12 months, as the companies delivered significant growth in net operating income.

Moreover, the Fund benefited from favorable selection in its office REIT holdings, which focused on areas with identifiable job growth. It had, and continues to have,

Prudential US Real Estate Fund	5

Strategy and Performance Overview (continued)

an overweight exposure to West Coast office companies versus the FTSE NAREIT Equity REITs Index. As the period progressed, certain West Coast markets, such as San Francisco, witnessed sharp rent spikes. Therefore, the Fund’s exposure to California-based Kilroy Realty Corporation and Douglas Emmett, Inc. proved beneficial.

PREI has recently increased the Fund’s exposure to retail shopping center companies, as small shop space fundamentals show improvement, and to warehouse companies, as growth in U.S. gross domestic product and consumer spending and sentiment increase.

Which holdings or group of holdings detracted most from the Fund’s return?

The Fund had an underweight exposure to apartments, particularly in the first half of the reporting period, due to concerns about valuation and decelerating growth. This strategy detracted from its performance versus the FTSE NAREIT Equity REITs Index.

The Fund’s relative performance was also weakened by its overweight exposure to the hotel sector and poor security selection within that sector. Risk aversion caused by concerns about the potential for a global double-dip recession and the European sovereign debt crisis negatively affected the hotel sector. However, hotel fundamentals continued to improve during the period, with revenue-per-available-room increasing in the mid to high single-digit range.

What is PREI’s outlook for the U.S. real estate securities market?

While large economic questions continue to loom, fundamentals of property markets have remained rather resilient. PREI expects the next 12 months to show further gradual improvement in occupancies, and, in many cases, growth in rents. There will be certain markets and types of properties across the world where supply/demand imbalances will result in rent spikes. However, moderate global economic growth, low interest rates, and historically low increases in the supply of new properties should provide a good backdrop for gradual absorption of vacant space and rent growth.

PREI expects transaction volume to increase in the next 12 months, as capital markets in the United States and Asia remain open and REITs have the opportunity to provide cash flow and NAV growth through property acquisitions. It expects property development to remain muted, with the exception of U.S. apartments and select build-to-suit office and industrial space. Property companies in the United States trade in line, or at a slight premium, to their NAVs as investors have more conviction about prospects for cash flow growth relative to property companies throughout the world that trade at discounts to their NAV.

6	Visit our website at www.prudentialfunds.com

Comments on Largest Holdings

11.3%	Simon Property Group, Inc., Retail REITs

Simon Property Group, Inc. is a self-administered and self-managed real estate investment trust. The Company owns, develops, and manages retail real estate properties including regional malls, outlet centers, community/lifestyle centers, and international properties.

5.4%	Ventas, Inc., Specialized REITs

Ventas, Inc. is a real estate investment trust that owns senior housing communities, skilled nursing facilities, hospitals, and medical office buildings in the United States and Canada.

4.7%	Host Hotels & Resorts, Inc., Specialized REITs

Host Hotels & Resorts Inc. is a real estate investment trust that owns or holds controlling interests in upscale and luxury full-service hotel lodging properties in areas that include Washington, D.C., Toronto and Calgary, Canada, Mexico City, Mexico, and Santiago, Chile, as well as Italy, Spain, Poland, Belgium, The Netherlands, and the United Kingdom.

4.4%	Public Storage, Specialized REITs

Public Storage is a real estate investment trust. The trust’s principal business activities include the acquisition, development, ownership, and operation of self-storage facilities in the United States. Public Storage also owns an equity interest in an owner and operator of self-storage facilities in Europe.

4.1%	AvalonBay Communities, Inc., Residential REITs

AvalonBay Communities, Inc. develops, redevelops, acquires, owns, and operates multifamily communities in the United States.

Prudential US Real Estate Fund	7

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2011, at the beginning of the period, and held through the six-month period ended March 31, 2012. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

8	Visit our website at www.prudentialfunds.com

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential US Real Estate Fund		Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,270.10	1.60%	$9.08
	Hypothetical	$1,000.00	$1,017.00	1.60%	$8.07

Class B	Actual	$1,000.00	$1,264.90	2.35%	$13.31
	Hypothetical	$1,000.00	$1,013.25	2.35%	$11.83

Class C	Actual	$1,000.00	$1,265.50	2.35%	$13.31
	Hypothetical	$1,000.00	$1,013.25	2.35%	$11.83

Class Z	Actual	$1,000.00	$1,271.60	1.35%	$7.67
	Hypothetical	$1,000.00	$1,018.25	1.35%	$6.81

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended March 31, 2012, and divided by the 366 days in the Fund’s fiscal year ended March 31, 2012 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Prudential US Real Estate Fund	9

Portfolio of Investments

as of March 31, 2012

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 96.6%
COMMON STOCKS

Diversified REIT’s 6.5%
6,894	American Assets Trust, Inc.	$157,183
29,738	Cousins Properties, Inc.	225,414
13,907	Liberty Property Trust	496,758
5,100	Vornado Realty Trust	429,420

		1,308,775

Healthcare Facilities 0.2%
6,023	Sunrise Senior Living, Inc.(a)	38,065

Hotels, Resorts & Cruise Lines 1.3%
6,240	Hyatt Hotels Corp. (Class A Stock)(a)	266,573

Industrial REIT’s 4.3%
22,522	ProLogis, Inc.	811,242
2,776	Terreno Realty Corp.	39,725

		850,967

Office REIT’s 13.2%
4,403	Alexandria Real Estate Equities, Inc.	321,991
7,000	Boston Properties, Inc.	734,930
14,328	Brandywine Realty Trust	164,486
6,181	Douglas Emmett, Inc.	140,989
11,591	Duke Realty Corp.	166,215
1,525	DuPont Fabros Technology, Inc.	37,286
9,288	Hudson Pacific Properties, Inc.	140,528
9,322	Kilroy Realty Corp.	434,498
7,810	Mack-Cali Realty Corp.	225,084
3,793	SL Green Realty Corp.	294,147

		2,660,154

Residential REIT’s 19.9%
7,017	American Campus Communities, Inc.	313,800
8,500	Associated Estates Realty Corp.	138,890
5,834	AvalonBay Communities, Inc.	824,636
8,554	BRE Properties, Inc.	432,405
8,548	Camden Property Trust	562,031
13,599	Colonial Properties Trust	295,506
6,616	Education Realty Trust, Inc.	71,717
9,937	Equity Residential	622,255

See Notes to Financial Statements.

Prudential US Real Estate Fund	11

Portfolio of Investments

as of March 31, 2012 continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Residential REIT’s (cont’d.)
1,986	Essex Property Trust, Inc.	$300,899
9,400	Post Properties, Inc.	440,484

		4,002,623

Retail REIT’s 27.3%
37,436	DDR Corp.	546,566
3,732	Federal Realty Investment Trust	361,220
28,997	General Growth Properties, Inc.	492,659
23,364	Glimcher Realty Trust	238,780
9,362	Kimco Realty Corp.	180,312
10,050	Macerich Co. (The)	580,388
7,785	Regency Centers Corp.	346,277
15,571	Simon Property Group, Inc.	2,268,383
9,270	Tanger Factory Outlet Centers	275,597
2,775	Taubman Centers, Inc.	202,436

		5,492,618

Specialized REIT’s 23.9%
35,013	Cogdell Spencer, Inc.	148,455
33,000	CubeSmart	392,700
14,336	DiamondRock Hospitality Co.	147,518
22,477	FelCor Lodging Trust, Inc.(a)	80,917
5,609	Health Care REIT, Inc.	308,271
7,841	Healthcare Realty Trust, Inc.	172,502
57,568	Host Hotels & Resorts, Inc.	945,267
3,626	LTC Properties, Inc.	116,032
6,360	Public Storage	878,761
4,500	Sovran Self Storage, Inc.	224,235
46,354	Strategic Hotels & Resorts, Inc.(a)	305,009
19,150	Ventas, Inc.	1,093,465

		4,813,132

	Total long-term investments (cost $16,735,472)	19,432,907

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

SHORT-TERM INVESTMENT 3.6%

AFFILIATED MONEY MARKET MUTUAL FUND
727,581	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $727,581)(b)	$727,581

	Total Investments 100.2% (cost $17,463,053; Note 5)	20,160,488
	Liabilities in excess of other assets (0.2)%	(33,883)

	Net Assets 100%	$20,126,605

The following abbreviation is used in the Portfolio descriptions:

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$19,432,907	$—	$—
Affiliated Money Market Mutual Fund	727,581	—	—

Total	$20,160,488	$—	$—

See Notes to Financial Statements.

Prudential US Real Estate Fund	13

Portfolio of Investments

as of March 31, 2012 continued

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2012 were as follows:

Retail REIT’s	27.3%
Specialized REIT’s	23.9
Residential REIT’s	19.9
Office REIT’s	13.2
Diversified REIT’s	6.5
Industrial REIT’s	4.3
Affiliated Money Market Mutual Fund	3.6
Hotels, Resorts & Cruise Lines	1.3
Healthcare Facilities	0.2

100.2
Liabilities in excess of other assets	(0.2)

100.0%

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Financial Statements

MARCH 31, 2012	ANNUAL REPORT

Prudential US Real Estate Fund

Statement of Assets and Liabilities

as of March 31, 2012

Assets
Investments at value:
Unaffiliated Investments (cost $16,735,472)	$19,432,907
Affiliated Investments (cost $727,581)	727,581
Dividends receivable	51,065
Receivable for Fund shares sold	36,200
Receivable for investments sold	17,139
Prepaid expenses	198

Total assets	20,265,090

Liabilities
Accrued expenses	104,484
Payable for investments purchased	16,680
Management fee payable	14,223
Payable for Fund shares reacquired	2,400
Distribution fee payable	478
Affiliated transfer agent fee payable	220

Total liabilities	138,485

Net Assets	$20,126,605

Net assets were comprised of:
Shares of beneficial interest, at par	$1,713
Paid-in capital in excess of par	17,561,958

17,563,671
Accumulated net realized loss on investment transactions	(134,501)
Net unrealized appreciation on investments	2,697,435

Net assets, March 31, 2012	$20,126,605

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Class A
Net asset value and redemption price per share ($726,599 ÷ 61,837 shares of beneficial interest issued and outstanding)	$11.75
Maximum sales charge (5.5% of offering price)	0.68

Maximum offering price to public	$12.43

Class B
Net asset value, offering price and redemption price per share ($450,277 ÷ 38,411 shares of beneficial interest issued and outstanding)	$11.72

Class C
Net asset value, offering price and redemption price per share ($107,190 ÷ 9,160 shares of beneficial interest issued and outstanding)	$11.70

Class Z
Net asset value, offering price and redemption price per share ($18,842,539 ÷ 1,603,708 shares of beneficial interest issued and outstanding)	$11.75

See Notes to Financial Statements.

Prudential US Real Estate Fund	17

Statement of Operations

Year Ended March 31, 2012

Investment Income
Unaffiliated dividend income	$349,781
Affiliated dividend income	1,049

Total income	350,830

Expenses
Management fee	141,090
Distribution fee—Class A	1,112
Distribution fee—Class B	1,248
Distribution fee—Class C	724
Registration fees	57,000
Custodian’s fees and expenses	44,000
Audit fee	24,000
Reports to shareholders	20,000
Legal fees and expenses	10,000
Trustees’ fees	10,000
Transfer agent’s fees and expenses (including affiliated expenses of $800)	3,000
Commitment fee on syndicated credit agreement	2,000
Loan interest expense (Note 7)	228
Miscellaneous	13,692

Total expenses	328,094
Less: advisory fee waivers and expense reimbursements	(113,147)

Net expenses	214,947

Net investment income	135,883

Net Realized And Unrealized Gain (loss) On Investments And Foreign Currencies
Net realized gain (loss) on:
Investment transactions	(124,751)
Foreign currency transactions	126

(124,625)

Net change in unrealized appreciation on investments	1,804,753

Net gain on investments and foreign currencies	1,680,128

Net Increase In Net Assets Resulting From Operations	$1,816,011

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Statement of Changes in Net Assets

	Year Ended March 31, 2012	December 21, 2010* through March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income	$135,883	$27,772
Net realized gain (loss) on investment and foreign currency transactions	(124,625)	27,204
Net change in unrealized appreciation on investments	1,804,753	892,682

Net increase in net assets resulting from operations	1,816,011	947,658

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(4,043)	(75)
Class B	(556)	—
Class C	(242)	—
Class Z	(159,800)	(12,299)

	(164,641)	(12,374)

Distributions from net realized gains
Class A	(1,122)	—
Class B	(371)	—
Class C	(190)	—
Class Z	(37,830)	—

	(39,513)	—

Fund share transactions (Net of share conversions) (Note 6):
Net proceeds from shares sold	7,399,808	13,746,757
Net asset value of shares issued in reinvestment of dividends and distributions	203,606	12,361
Cost of shares reacquired	(3,780,134)	(2,934)

Net increase in net assets from fund share transactions	3,823,280	13,756,184

Total increase in net assets	5,435,137	14,691,468

Net Assets
Beginning of period	14,691,468	—

End of period(a)	$20,126,605	$14,691,468

(a) Includes undistributed net investment income of	$—	$30,265

*	Commencement of operations.

See Notes to Financial Statements.

Prudential US Real Estate Fund	19

Notes to Financial Statements

Prudential Investment Portfolios 12 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of two funds: Prudential Global Real Estate Fund and Prudential US Real Estate Fund (the “Fund”). These financial statements relate only to Prudential US Real Estate Fund. The Fund commenced investment operations on December 21, 2010. The financial statements of the other portfolio are not presented herein. The Trust was established as a Delaware business trust on October 24, 1997. The investment objective of the Fund is capital appreciation and income. It seeks to achieve this objective by investing primarily in equity securities of real estate companies operating in the United States.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

20	Visit our website at www.prudentialfunds.com

Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investments; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holdings of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign

Prudential US Real Estate Fund	21

Notes to Financial Statements

continued

withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at year-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Security transactions are recorded on the trade date. Realized and unrealized gains or losses from investments and currency transactions on sales of portfolio securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or a return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Net investment income or loss (other than distribution fees, which are charged directly to respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income quarterly and distributions of net realized capital and currency gains, if any, annually.

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax

22	Visit our website at www.prudentialfunds.com

differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund’s affairs and supervises the subadviser’s performance of all investment advisory services. PI has entered into a subadvisory agreement with Prudential Real Estate Investors (“PREI”), which is a business unit of Prudential Investment Management (“PIM”). The subadvisory agreement provides that the subadviser furnish investment advisory services in connection with the management of the Fund. In connection therewith, the subadviser is obligated to keep certain books and records of the Fund. Pursuant to the advisory agreement, PI pays the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .90% of the average daily net assets of the Fund.

For the year ended March 31, 2012, PI has contractually agreed to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, interest, dividend and interest expense on short sales, brokerage, taxes, extraordinary and certain other expenses) of each class of shares to 1.35% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, B, C, and Z shares

Prudential US Real Estate Fund	23

Notes to Financial Statements

continued

of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, B, C, and Z shares, pursuant to plans of distribution (the “Distribution Plans”) regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. For the year ended March 31, 2012, PIMS contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it has received $8,927 in front-end sales charges resulting from sales of Class A during the year ended March 31, 2012. From these fees, PIMS paid such sales charges to broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the year ended March 31, 2012, it has received $0, $0 and $28 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B, and Class C shareholders, respectively.

PI, PIMS, and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

24	Visit our website at www.prudentialfunds.com

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the year ended March 31, 2012, aggregated $11,802,139 and $7,901,200, respectively.

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present undistributed net investment income, accumulated net realized loss on investment transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income, accumulated net realized loss on investment transactions and paid-in capital in excess of par. For the year ended March 31, 2012, the adjustments were to decrease undistributed net investment income by $1,507, decrease accumulated net realized loss on investment transactions by $2,433 and decrease paid-in capital in excess of par by $926 due to differences in the treatment for book and tax purposes related to foreign securities and currencies and the redesignation of dividends paid. Net investment income, net realized loss on investment transactions and net assets were not affected by this change.

For the year ended March 31, 2012, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were $180,763 from ordinary income and $23,391 from long term capital gains. For the period ended March 31, 2011, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets was $12,374 from ordinary income.

As of March 31, 2012, there were no undistributed earnings on a tax basis.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$17,528,085	$2,834,742	$(202,339)	$2,632,403

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

The Fund elected to treat post-October capital losses of approximately $69,000 as having been incurred in the fiscal year ending March 31, 2013.

Prudential US Real Estate Fund	25

Notes to Financial Statements

continued

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of March 31, 2012, Prudential owned 201 of Class A shares, 101 Class C shares and 1,014,464 Class Z shares of the Fund.

Class A	Shares	Amount
Year ended March 31, 2012
Shares sold	65,140	$717,601
Shares issued in reinvestment of dividends and distributions	456	4,800
Shares reacquired	(28,311)	(302,237)

Net increase (decrease) in shares outstanding before conversion	37,285	420,164
Shares issued, upon conversion from Class B	232	2,614

Net increase (decrease) in shares outstanding	37,517	$422,778

Period December 21, 2010* through March 31, 2011:
Shares sold	24,593	$263,403
Shares issued in reinvestment of dividends and distributions	6	63
Shares reacquired	(279)	(2,934)

Net increase (decrease) in shares outstanding	24,320	$260,532

26	Visit our website at www.prudentialfunds.com

Class B	Shares	Amount
Year ended March 31, 2012
Shares sold	37,558	$422,545
Shares issued in reinvestment of dividends and distributions	76	772
Shares reacquired	(2,783)	(29,977)

Net increase (decrease) in shares outstanding before conversion	34,851	393,340
Shares reaquired upon conversion into Class A	(232)	(2,614)

Net increase (decrease) in shares outstanding	34,619	$390,726

Period December 21, 2010* through March 31, 2011:
Shares sold	3,792	$39,619
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	3,792	$39,619

Class C
Year ended March 31, 2012
Shares sold	14,288	$158,235
Shares issued in reinvestment of dividends and distributions	40	403
Shares reacquired	(7,848)	(81,891)

Net increase (decrease) in shares outstanding	6,480	$76,747

Period December 21, 2010* through March 31, 2011:
Shares sold	2,680	$28,235
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	2,680	$28,235

Class Z
Year ended March 31, 2012
Shares sold	565,761	$6,101,427
Shares issued in reinvestment of dividends and distributions	18,856	197,631
Shares reacquired	(312,193)	(3,366,029)

Net increase (decrease) in shares outstanding	272,424	$2,933,029

Period December 21, 2010* through March 31, 2011:
Shares sold	1,330,084	$13,415,500
Shares issued in reinvestment of dividends and distributions	1,200	12,298
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	1,331,284	$13,427,798

*	Commencement of operations.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The

Prudential US Real Estate Fund	27

Notes to Financial Statements

continued

purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period December 16, 2011 through December 14, 2012. The Funds pay an annualized commitment fee of 0.08% of the unused portion of the SCA. Prior to December 16, 2011, the Funds had another Syndicated Credit Agreement of a $750 million commitment with an annualized commitment fee of 0.10% of the unused portion. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the line of credit during the year ended March 31, 2012. The Fund had an average outstanding balance of $508,000 for 11 days at an average interest rate of 1.47%.

Note 8. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements.” The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements has not been determined.

28	Visit our website at www.prudentialfunds.com

Financial Highlights

Class A Shares
	Year Ended March 31, 2012(b)		December 21, 2010(e) through March 31, 2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.79		$10.00
Income (loss) from investment operations:
Net investment income (loss)	.06		(.02)
Net realized and unrealized gain on investments	1.02		.81
Total from investment operations	1.08		.79
Less Dividends and Distributions:
Dividends from net investment income	(.09)		-	(i)
Distributions from net realized gains	(.03)		-
Total dividends and distributions	(.12)		-	(i)
Net asset value, end of period	$11.75		$10.79
Total Return(a):	10.09%		7.94%

Ratios/Supplemental Data:
Net assets, end of period (000)	$727		$262
Average net assets (000)	$445		$104
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(c)	1.60%	(h)	1.60%	(f)(h)
Expenses, excluding distribution and service (12b-1) fees	1.35%	(h)	1.35%	(f)(h)
Net investment income (loss)	.60%	(h)	(.66)%	(f)(h)
Portfolio turnover rate	51%		4%	(g)

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Commencement of operations.

(f) Annualized.

(g) Not annualized.

(h) Net of advisory fee waiver and expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and the net investment income (loss) ratio would have been 2.25%, 2.00%, (.05)%, respectively, for the year ended March 31, 2012 and 7.01%, 6.76% and (6.07)%, respectively for the period ended March 31, 2011.

(i)	Less than $0.005.

See Notes to Financial Statements.

Prudential US Real Estate Fund	29

Financial Highlights

continued

Class B Shares
	Year Ended March 31, 2012(b)	December 21, 2010(d) through March 31, 2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.77	$10.00
Income (loss) from investment operations:
Net investment loss	(.05)	(.06)
Net realized and unrealized gain on investments	1.06	.83
Total from investment operations	1.01	.77
Less Dividends and Distributions:
Dividends from net investment income	(.03)	-
Distributions from net realized gains	(.03)	-
Total dividends and distributions	(.06)	-
Net asset value, end of period	$11.72	$10.77
Total Return(a):	9.46%	7.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$450	$41
Average net assets (000)	$125	$10
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.35% (f)	2.35%	(e)(f)
Expenses, excluding distribution and service (12b-1) fees	1.35% (f)	1.35%	(e)(f)
Net investment loss	(.46)% (f)	(2.13)%	(e)(f)
Portfolio turnover rate	51%	4%	(g)

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Net of advisory fee waiver and expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and the net investment loss ratio would have been 2.77%, 1.77%, (.88)%, respectively, for the year ended March 31, 2012 and 7.76%, 6.76% and (7.54)%, respectively for the period ended March 31, 2011.

(g) Not annualized.

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Class C Shares
	Year Ended March 31, 2012(b)	December 21, 2010(d) through March 31, 2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.77	$10.00
Income (loss) from investment operations:
Net investment loss	(.04)	(.05)
Net realized and unrealized gain on investments	1.03	.82
Total from investment operations	.99	.77
Less Dividends and Distributions:
Dividends from net investment income	(.03)	-
Distributions from net realized gains	(.03)	-
Total dividends and distributions	(.06)	-
Net asset value, end of period	$11.70	$10.77
Total Return(a):	9.28%	7.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$107	$29
Average net assets (000)	$72	$7
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.35% (f)	2.35%	(e)(f)
Expenses, excluding distribution and service (12b-1) fees	1.35% (f)	1.35%	(e)(f)
Net investment loss	(.33)% (f)	(1.83)%	(e)(f)
Portfolio turnover rate	51%	4%	(g)

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Net of advisory fee waiver and expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and the net investment loss ratio would have been 3.02%, 2.02%, (1.00)%, respectively, for the year ended March 31, 2012 and 7.76%, 6.76% and (7.24)%, respectively for the period ended March 31, 2011.

(g) Not annualized.

See Notes to Financial Statements.

Prudential US Real Estate Fund	31

Financial Highlights

continued

Class Z Shares
	Year Ended March 31, 2012(b)		December 21, 2010(d) through March 31, 2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.79		$10.00
Income (loss) from investment operations:
Net investment income	.10		.02
Net realized and unrealized gain on investments	1.00		.78
Total from investment operations	1.10		.80
Less Dividends and Distributions:
Dividends from net investment income	(.11)		(.01)
Distributions from net realized gains	(.03)		-
Total dividends and distributions	(.14)		(.01)
Net asset value, end of period	$11.75		$10.79
Total Return(a):	10.36%		8.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$18,843		$14,359
Average net assets (000)	$15,035		$13,065
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.35%	(f)	1.35%	(e)(f)
Expenses, excluding distribution and service (12b-1) fees	1.35%	(f)	1.35%	(e)(f)
Net investment income	.89%	(f)	.78%	(e)(f)
Portfolio turnover rate	51%		4%	(g)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Net of advisory fee waiver and expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and the net investment income (loss) ratio would have been 2.08%, 2.08%, .16%, respectively, for the year ended March 31, 2012 and 6.76%, 6.76% and (4.63)%, respectively for the period ended March 31, 2011.

(g) Not annualized.

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Report of Independent Registered Public

Accounting Firm

The Board of Trustees and Shareholders

Prudential Investment Portfolios 12:

We have audited the accompanying statement of assets and liabilities of Prudential US Real Estate Fund (hereafter referred to as the “Fund”), a series of Prudential Investment Portfolios 12, including the portfolio of investments, as of March 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year then ended and for the period from December 21, 2010 (commencement of operations) to March 31, 2011. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2012, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of March 31, 2012, and the results of its operations, the changes in its net assets and the financial highlights for the periods described in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

New York, New York

May 21, 2012

Prudential US Real Estate Fund	33

Federal Income Tax Information

(Unaudited)

We are advising you that during the fiscal year ended March 31, 2012, the Fund reported the maximum amount allowed per share but not less than $0.02 for Class A, B, C and Z shares as capital gain distribution in accordance with Section 852(b)(3)(C) of the Internal Revenue Code.

In January 2013, you will be advised on IRS 1099-DIV or substitute 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2012.

34	Visit our website at www.prudentialfunds.com

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Kevin J. Bannon (59) Board Member Portfolios Overseen: 61

Managing Director (since April 2008) and Chief Investment Officer (since October 2008) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.

Director of Urstadt Biddle Properties (since September 2008).
Linda W. Bynoe (59) Board Member Portfolios Overseen: 61

President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co (broker-dealer).

Director of Simon Property Group, Inc. (retail real estate) (May 2003-May 2012); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).

Michael S. Hyland, CFA (66) Board Member Portfolios Overseen: 61

Independent Consultant (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).

None.
Douglas H. McCorkindale (72) Board Member Portfolios Overseen: 61

Formerly Chairman (February 2001-June 2006), Chief Executive Officer (June 2000-July 2005), President (September 1997-July 2005) and Vice Chairman (March 1984-May 2000) of Gannett Co. Inc. (publishing and media).

Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001).

Prudential US Real Estate Fund

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Stephen P. Munn (69) Board Member Portfolios Overseen: 61	Lead Director (since 2007) and formerly Chairman (1993-2007) of Carlisle Companies Incorporated (manufacturer of industrial products).	Lead Director (since 2007) of Carlisle Companies Incorporated (manufacturer of industrial products).
Richard A. Redeker (68) Board Member & Independent Chair Portfolios Overseen: 61

Retired Mutual Fund Senior Executive (44 years); Management Consultant; Independent Directors Council (organization of 2,800 Independent Mutual Fund Directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.

None.
Robin B. Smith (72) Board Member Portfolios Overseen: 61

Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); Member of the Board of Directors of ADLPartner (marketing) (since December 2010); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.

Formerly Director of BellSouth Corporation (telecommunications) (1992-2006).
Stephen G. Stoneburn (68) Board Member Portfolios Overseen: 61

Chairman, (since July 2011), President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).

None.

Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Stuart S. Parker (49) Board Member & President Portfolios Overseen: 61

President of Prudential Investments LLC (since January 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of Prudential Investments LLC (June 2005 - December 2011).

None.

Visit our website at www.prudentialfunds.com

Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Scott E. Benjamin (39) Board Member & Vice President Portfolios Overseen: 61

Executive Vice President (since June 2009) of Prudential Investments LLC and Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, Prudential Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).

None.

(1) The year that each Board Member joined the Board is as follows:

Kevin J. Bannon, 2008; Linda W. Bynoe, 2005; Michael S. Hyland, 2008; Douglas H. McCorkindale, 2003; Stephen P. Munn, 2008; Richard A. Redeker, 2003; Robin B. Smith, 1997; Stephen G. Stoneburn, 2001; Stuart S. Parker, Board Member and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

Fund Officers(a)(1)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Judy A. Rice (64) Vice President

President, Chief Executive Officer (May 2011-Present) and Executive Vice President (December 2008-May 2011) of Prudential Investment Management Services LLC; Formerly President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (February 2003-December 2011) of Prudential Investments LLC; formerly President, Chief Executive Officer and Officer-In-Charge (April 2003-December 2011) of Prudential Mutual Fund Services LLC; formerly Member of the Board of Directors of Jennison Associates LLC (November 2010-December 2011); formerly Vice President (February 1999-April 2006) of Prudential Investment Management Services LLC; formerly President, COO, CEO and Manager of PIFM Holdco, LLC (April 2006-December 2011); formerly President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (May 2003-June 2005) and Director (May 2003-March 2006) and Executive Vice President (June 2005-March 2006) of AST Investment Services, Inc.; Member of Board of Governors of the Investment Company Institute.

Prudential US Real Estate Fund

Fund Officers(a)(1)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Kathryn L. Quirk (59) Chief Legal Officer

Vice President and Corporate Counsel (since September 2004) of Prudential; Executive Vice President, Chief Legal Officer and Secretary (since July 2005) of PI and Prudential Mutual Fund Services LLC; Vice President and Corporate Counsel (since June 2005) and Secretary (since February 2006) of AST Investment Services, Inc.; formerly Senior Vice President and Assistant Secretary (November 2004-August 2005) of PI; formerly Assistant Secretary (June 2005-February 2006) of AST Investment Services, Inc.; formerly Managing Director, General Counsel, Chief Compliance Officer, Chief Risk Officer and Corporate Secretary (1997-2002) of Zurich Scudder Investments, Inc.

Deborah A. Docs (54) Secretary

Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PI; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Jonathan D. Shain (53) Assistant Secretary

Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PI; Vice President and Assistant Secretary (since February 2001) of PMFS; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Claudia DiGiacomo (37) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).
John P. Schwartz (41) Assistant Secretary	Vice President and Corporate Counsel (since April 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1997-2005).
Andrew R. French (49) Assistant Secretary

Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PI; Vice President and Assistant Secretary (since January 2007) of PMFS.

Timothy J. Knierim (53) Chief Compliance Officer	Chief Compliance Officer of Prudential Investment Management, Inc. (since July 2007); formerly Chief Risk Officer of PIM and PI (2002-2007) and formerly Chief Ethics Officer of PIM and PI (2006-2007).
Valerie M. Simpson (53) Deputy Chief Compliance Officer	Chief Compliance Officer (since April 2007) of PI and AST Investment Services, Inc.; formerly Vice President-Financial Reporting (June 1999-March 2006) for Prudential Life and Annuities Finance.
Theresa C. Thompson (49) Deputy Chief Compliance Officer	Vice President, Compliance, PI (since April 2004); and Director, Compliance, PI (2001-2004).

Visit our website at www.prudentialfunds.com

Fund Officers(a)(1)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Richard W. Kinville (43) Anti-Money Laundering Compliance Officer

Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial’s Internal Audit Department and Manager in AXA’s Anti-Money Laundering Office (January 1999-January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009).

Grace C. Torres (52) Treasurer and Principal Financial and Accounting Officer

Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of PI; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of Prudential Annuities Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of AST Investment Services, Inc.

M. Sadiq Peshimam (48) Assistant Treasurer	Vice President (since 2005) of Prudential Investments LLC.
Peter Parrella (53) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).

(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

(1) The year that each individual became an officer of the Fund is as follows:

Judy A. Rice, 2012; Kathryn L. Quirk, 2005; Deborah A. Docs, 2005; Jonathan D. Shain, 2005; Claudia DiGiacomo, 2005; John P. Schwartz, 2006; Andrew R. French, 2006; Timothy J. Knierim, 2007; Valerie M. Simpson, 2007; Grace C. Torres, 1997; M. Sadiq Peshimam, 2006; 2006; Peter Parrella, 2007, Theresa C. Thompson, 2008; Richard W. Kinville, 2011.

Explanatory Notes to Tables:

■	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.
■	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.
■

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

■

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

■

“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which PI serves as manager include the Prudential Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

Prudential US Real Estate Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Judy A. Rice, Vice President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Real Estate Investors	7 Giralda Farms Madison, NJ 07940

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential US Real Estate Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL US REAL ESTATE FUND

SHARE CLASS	A	B	C	Z
NASDAQ	PJEAX	PJEBX	PJECX	PJEZX
CUSIP	744336603	744336702	744336801	744336884

MF209E    0224668-00001-00

Item 2 – Code of Ethics – – See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Stephen P. Munn, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended March 31, 2012 and March 31, 2011, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $48,500 and $53,000, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

None.

(c) Tax Fees

During the fiscal year ended March 31, 2012, KPMG billed the Registrant $4,042 for professional services rendered in connection with agreed upon procedures performed related to an in-kind distribution of equity securities and a preliminary analysis of certain United States federal tax matters affecting a potential investment in real estate mezzanine debt. Not applicable for the fiscal year ended March 31, 2011.

(d) All Other Fees

None.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

One hundred percent of the services described in Item 4(c) was approved by the audit committee.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)	Non-Audit Fees

Not applicable to Registrant for the fiscal years 2012 and 2011. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years 2012 and 2011 was $0 and $0, respectively.

(h)	Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not

              applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a) (1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 12

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	May 23, 2012

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	May 23, 2012